Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Summary of fair value of derivative instruments
Derivative asset, Fair value		$ 836	$ 570
Derivative liability, Fair value		123	106
Designated as Hedging Instrument [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		128	86
Derivative asset, Notional amount		942	725
Derivative liability, Fair value		11	2
Derivative liability, Notional amount		288	89
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		75	39
Derivative asset, Notional amount		2,078	875
Derivative liability, Fair value		110	98
Derivative liability, Notional amount		1,681	1,059
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		633	445
Derivative asset, Notional amount		9,562	7,329
Not Designated as Hedging Instrument [Member] | Total Return Swaps and Other Derivative contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Notional amount			77
Derivative liability, Fair value		2	6
Derivative liability, Notional amount		2	2
Other Assets Liabilities [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	[1]	836	570
Derivative asset, Notional amount	[1]	12,582	9,006
Derivative liability, Fair value	[1]	123	106
Derivative liability, Notional amount	[1]	$ 1,971	$ 1,150

[1]	Fair value balance excludes accrued interest on derivative assets and liabilities of $10 million and $11 million, respectively, as of December 31, 2016 and 2015.